Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Auddia Inc.
Entity Central Index Key	0001554818
Entity Primary SIC Number	7371
Entity Tax Identification Number	45-4257218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1680 38th Street
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
City Area Code	(303)
Local Phone Number	219-9771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	80301